Investments in joint ventures - Summarized financial information relating to the group's share of joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 213,032		$ 248,891		$ 164,195
Profit (loss) before interest and taxation		27,348		18,039		18,082
Finance costs		3,840		2,703		2,857
Profit (loss) before taxation		23,749		15,405		15,227
Taxation		7,869		16,762		6,740
Non-controlling interests		641		1,130		922
Profit (loss) for the year	[1]	15,880		(1,357)		8,487
Other comprehensive income		(511)	[2]	8,208	[1]	2,065	[1]
Total comprehensive income		15,369	[2]	6,851	[1]	10,552	[1]
Non-current assets		176,148		180,432
Current assets		104,146		107,688
Assets		280,294		288,120
Current liabilities		86,078		99,018
Non-current liabilities		108,723		106,112
Liabilities		194,801		205,130
Net assets		85,493		82,990
Non-controlling interests		15,210		15,437
bp shareholders’ equity		70,283		67,553
Net impairment and losses on sale of businesses and fixed assets		(5,857)		(30,522)		1,121
Investments in joint ventures		12,435		12,400
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		2,582		1,137
Profit (loss) before interest and taxation		1,073		730
Finance costs		200		109
Profit (loss) before taxation		873		621
Taxation		173		81
Non-controlling interests		0		0
Profit (loss) for the year		700		540
Other comprehensive income		0		0
Total comprehensive income		700		540
Non-current assets		9,394		11,109
Current assets		1,964		2,066
Assets		11,358		13,175
Current liabilities		1,255		1,297
Non-current liabilities		5,037		6,614
Liabilities		6,292		7,911
Net assets		5,066		5,264
Non-controlling interests		0		0
bp shareholders’ equity		5,066		5,264
Net impairment and losses on sale of businesses and fixed assets		0		0
Loans made by group companies to associates		0		0
Investments in joint ventures		5,066		5,264
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues				3,204		2,197
Profit (loss) before interest and taxation				780		403
Finance costs				188		131
Profit (loss) before taxation				592		272
Taxation				54		489
Non-controlling interests				0		0
Profit (loss) for the year				538		(217)
Other comprehensive income				0		0
Total comprehensive income				538		(217)
Non-current assets				7,299
Current assets				1,527
Assets				8,826
Current liabilities				998
Non-current liabilities				2,928
Liabilities				3,926
Net assets				4,900
Non-controlling interests				0
bp shareholders’ equity				4,900
Net impairment and losses on sale of businesses and fixed assets				(2,900)
Loans made by group companies to associates				0
Investments in joint ventures		0		2,000
Other joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		13,705		9,770		9,048
Profit (loss) before interest and taxation		8		255		927
Finance costs		421		137		58
Profit (loss) before taxation		(413)		118		869
Taxation		219		67		107
Non-controlling interests		1		1		2
Profit (loss) for the year		(633)		50		760
Other comprehensive income		45		50		5
Total comprehensive income		(588)		100		765
Non-current assets		16,505		7,775
Current assets		4,387		2,778
Assets		20,892		10,553
Current liabilities		2,992		1,713
Non-current liabilities		7,505		3,687
Liabilities		10,497		5,400
Net assets		10,395		5,153
Non-controlling interests		(15)		(13)
bp shareholders’ equity		10,380		5,140
Net impairment and losses on sale of businesses and fixed assets		3,007		0
Loans made by group companies to associates		(4)		(4)
Investments in joint ventures		7,369		5,136
Joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		16,287		14,111		11,245
Profit (loss) before interest and taxation		1,081		1,765		1,330
Finance costs		621		434		189
Profit (loss) before taxation		460		1,331		1,141
Taxation		392		202		596
Non-controlling interests		1		1		2
Profit (loss) for the year		67		1,128		543
Other comprehensive income		45		50		5
Total comprehensive income		112		1,178		$ 548
Non-current assets		25,899		26,183
Current assets		6,351		6,371
Assets		32,250		32,554
Current liabilities		4,247		4,008
Non-current liabilities		12,542		13,229
Liabilities		16,789		17,237
Net assets		15,461		15,317
Non-controlling interests		(15)		(13)
bp shareholders’ equity		15,446		15,304
Net impairment and losses on sale of businesses and fixed assets		(3,007)		(2,900)
Loans made by group companies to associates		(4)		(4)
Investments in joint ventures		$ 12,435		$ 12,400

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.